Applicable laws and regulations - Schedule of portfolio of modified special mention category loans, provisions and reserves classified as per the three-stage model of IFRS9 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement [Line Items]
Corporate	$ 8,829
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	0
(+) Interest receivable	7
(-) Unearned interest and deferred fees	0
Allowance IFRS 9	1,767
Collective allowance (complement to 1.5%) *	0
Regulatory reserve (complement to 3%)	0
Total allowance and reserves	1,767
Special Mention
Statement [Line Items]
Total loan portfolio subject to provisions Rule No. 9-2020	8,836
Stage 3
Statement [Line Items]
Corporate	0
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	0
(+) Interest receivable	0
(-) Unearned interest and deferred fees	0
Allowance IFRS 9	0
Stage 3 | Special Mention
Statement [Line Items]
Total loan portfolio subject to provisions Rule No. 9-2020	0
Stage 1
Statement [Line Items]
Corporate	0
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	0
(+) Interest receivable	0
(-) Unearned interest and deferred fees	0
Allowance IFRS 9	0
Stage 1 | Special Mention
Statement [Line Items]
Total loan portfolio subject to provisions Rule No. 9-2020	0
Stage 2 | Stage 2
Statement [Line Items]
Corporate	8,829
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	0
(+) Interest receivable	7
(-) Unearned interest and deferred fees	0
Allowance IFRS 9	1,767
Stage 2 | Stage 2 | Special Mention
Statement [Line Items]
Total loan portfolio subject to provisions Rule No. 9-2020	$ 8,836